FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5. FAIR VALUE MEASUREMENTS

The Company uses the following three-tier fair value hierarchy, which prioritizes the inputs used in measuring the fair values for certain of its assets and liabilities:

Level 1 is based on observable inputs, such as quoted prices in active markets;

Level 2 is based on inputs other than the quoted prices in active markets that are observable either directly or indirectly; and

Level 3 is based on unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Items measured at fair value on a recurring basis include money market funds.

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value (in thousands):

	June 30, 2021
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$180,998	$—	$—	$180,998
Commercial paper	—	159,591	—	159,591
Corporate bonds	—	104,755	—	104,755
Government bonds	—	36,727	—	36,727
Asset-backed securities	—	25,245	—	25,245
Other investments	—	—	7,137	7,137
Total assets	$180,998	$326,318	$7,137	$514,453
Liabilities:
Contingent consideration	$—	$—	$6,084	$6,084
Subscription agreement	—	—	474	474
Total liabilities	$—	$—	$6,558	$6,558

	December 31, 2020
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$407,512	$—	$—	$407,512
Commercial paper	—	119,285	—	119,285
Corporate bonds	—	47,959	—	47,959
U.S. Treasury securities	19,997	—	—	19,997
Other investments	—	—	3,000	3,000
Total assets	$427,509	$167,244	$3,000	$597,753
Liabilities:
Private placement warrants	$—	$—	$93,328	$93,328
Total liabilities	$—	$—	$93,328	$93,328

The Company has determined that the estimated fair value of its corporate bonds and commercial paper are reported as Level 2 financial assets as they are based on model-driven valuations in which all significant inputs are observable, or can be derived from or corroborated by observable market data for substantially the full term of the asset.

The other investments are reported as a Level 3 financial asset because the methodology used to develop the estimated fair values includes significant unobservable inputs reflecting management’s own assumptions, including the rights and obligations of the notes the Company holds as well as the probability of a qualified financing event, acquisition, or change in control.

The subscription agreement is reported as a Level 3 investment with fair value determined using inputs including stock price, volatility assumptions, probability and timing of the transaction, and a discount for the lack of marketability determined using various models.

The fair value of the Private Placement Warrants is estimated using the Black-Scholes option pricing model and is classified as a Level 3 financial instrument. The significant assumptions used in the model were the Company’s stock price, exercise price, expected term, volatility, interest rate, and dividend yield.

The contingent consideration liability was valued using a Monte Carlo simulation in a risk-neutral framework as well as a scenario based approach (both special cases of the income approach), based on key inputs that are not all observable in the market and is classified as a Level 3 liability. The Company assess the fair value of the contingent consideration liability at each reporting period, with any subsequent changes to the fair value of the liability reflected in the condensed consolidated statement of operations until the liability is settled.

There were no transfers between fair value measure levels during the six months ended June 30, 2021 and 2020. The following table presents information about the Company’s movement in Level 3 assets measured at fair value (in thousands):

	Six Months Ended June 30,
	2021	2020
Balance at beginning of period	$3,000	$—
Additions	3,620	—
Changes in fair value	517	—
Balance at end of period	$7,137	$—

The following table presents information about the Company’s movement in Level 3 liabilities measured at fair value (in thousands):

	Six Months Ended June 30,
	2021	2020
Balance at beginning of period	$93,328	$—
Additions	6,558	—
Changes in fair value	56,576	—
Exercise of private placement warrants	(149,904)	—
Balance at end of period	$6,558	$—

5. FAIR VALUE MEASUREMENTS

The Company uses the following three-tier fair value hierarchy, which prioritizes the inputs used in measuring the fair values for certain of its assets and liabilities:

Level 1 is based on observable inputs, such as quoted prices in active markets;

Level 2 is based on inputs other than the quoted prices in active markets that are observable either directly or indirectly; and

Level 3 is based on unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Items measured at fair value on a recurring basis include money market funds.

The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value (in thousands):

	December 31, 2020
	(as restated)
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$407,512	$—	$—	$407,512
Commercial paper	—	119,285	—	119,285
Corporate bonds	—	47,959	—	47,959
U.S. Treasury securities	19,997	—	—	19,997
Other investments	—	—	3,000	3,000
Total assets	$427,509	$167,244	$3,000	$597,753
Liabilities:
Private placement warrants	$—	$—	$93,328	$93,328
Total liabilities	$—	$—	$93,328	$93,328

	December 31, 2019
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$40,454	$—	$—	$40,454
Commercial paper	—	19,938	—	19,938
Corporate bonds	—	48,010	—	48,010
Asset‑backed securities	—	16,806	—	16,806
Repurchase agreements	—	25,001	—	25,001
Total assets	$40,454	$109,755	$—	$150,209

The Company has determined that the estimated fair value of its repurchase agreements, corporate bonds, commercial paper, and asset-backed securities are reported as Level 2 financial assets as they are based on model-driven valuations in which all significant inputs are observable, or can be derived from or corroborated by observable market data for substantially the full term of the asset.

The other investment is reported as a Level 3 financial asset because the methodology used to develop the estimated fair value includes significant unobservable inputs reflecting management’s own assumptions, including the rights and obligations of the securities the Company holds as well as the probability of a qualified financing event, acquisition, or change in control.

The fair value of the Private Placement Warrants is estimated using the Black-Scholes option pricing model and are classified as Level 3 financial instruments. The significant assumptions used in the model were the Company’s stock price, exercise price, expected term, volatility, interest rate, and dividend yield.

There were no transfers between fair value measure levels during the years ended December 31, 2020 and 2019. The following table presents information about the Company’s movement in Level 3 assets measured at fair value (in thousands):

	2020	2019
Balance at beginning of year	$—	$—
Additions	3,000	—
Balance at end of year	$3,000	$—

The following table presents information about the Company’s movement in Level 3 liabilities measured at fair value (in thousands):

	2020 (as restated)	2019
Balance at beginning of year	$—	$—
Warrant liability assumed	149,745
Change in fair value of warrant liability	(56,417)
Balance at end of year	$93,328	$—